Financial assets at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2019
Financial assets at fair value through profit or loss
Summary of financial assets at fair value through profit or loss

	At 30 June	At 31 Dec
	2019	2018
	£m	£m

Trading assets	3,927	19,462

Other financial assets at fair value through profit or loss:
Loans and advances to customers	2,334	3,120
Debt securities	508	518
Equity shares	135	156
	2,977	3,794
Total financial assets at fair value through profit or loss	6,904	23,256